CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 167,931	$ 267,381	$ 411,757
Cost of revenue	132,643	201,140	311,272
Gross profit	35,288	66,241	100,485
Operating expenses, net:
General and administrative	26,514	33,427	30,964
Research and development	12,828	25,253	34,604
Sales and marketing	38,915	42,115	51,477
Transaction-related costs	304	0	19,288
Restructuring and other expenses	6,823	3,484	10,195
Total operating expenses	85,384	104,279	146,528
Operating loss	(50,096)	(38,038)	(46,043)
Other income (expense):
Interest expense	(10,050)	(10,371)	(4,658)
Interest income	827	2,659	223
Gain on embedded derivative	2,777	11,389	432
Other income (expense)	2,087	(1,384)	1,598
Total other (expense) income	(4,359)	2,293	(2,405)
Net loss from continuing operations, before income taxes	(54,455)	(35,745)	(48,448)
Income tax benefit (expense)	384	(68,732)	9,658
Net loss from continuing operations	(54,071)	(104,477)	(38,790)
Income (loss) from discontinued operations, net of tax	0	8,725	(605)
Net loss	(54,071)	(95,752)	(39,395)
Net (loss) income from discontinued operations attributable to non-controlling interests	0	(33)	33
Net (loss) income attributable to non-controlling interests	0	(33)	33
Net loss from continuing operations attributable to ordinary shareholders	(54,071)	(104,477)	(38,790)
Net income (loss) from discontinued operations attributable to ordinary shareholders	0	8,758	(638)
Net loss attributable to ordinary shareholders	$ (54,071)	$ (95,719)	$ (39,428)
Net (loss) income per ordinary share
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - basic (in dollars per share)	$ (0.12)	$ (0.23)	$ (0.09)
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - diluted (in dollars per share)	(0.12)	(0.23)	(0.09)
Net (loss) per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - basic (in dollars per share)	0	0.02	0
Net (loss) per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - diluted (in dollars per share)	0	0.02	0
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - basic (in dollars per share)	(0.12)	(0.21)	(0.09)
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - diluted (in dollars per share)	$ (0.12)	$ (0.21)	$ (0.09)
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average shares outstanding used in calculating net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - basic (in shares)	456,830,533	456,471,923	427,986,755
Weighted average shares outstanding used in calculating net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - diluted (in shares)	456,830,533	456,471,923	427,986,755